Financial Instruments - Summary of Offsetting of Financial Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Refund liabilities [member]
Disclosure Of Offsetting Of Financial Instruments [Line Items]
Gross Amounts	¥ 12,920	¥ 13,600
Gross amounts set off	(5,379)	(5,611)
Net amounts presented	7,541	7,989
Trade and others receivables [member]
Disclosure Of Offsetting Of Financial Instruments [Line Items]
Gross Amounts	75,486	64,296
Gross amounts set off	(5,379)	(5,611)
Net amounts presented	¥ 70,107	¥ 58,685